KEYSTONE XL - Narrative (Details) $ in Millions, $ in Millions			12 Months Ended
	Jan. 08, 2021 CAD ($)	Jan. 08, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 09, 2021 CAD ($)	Jan. 04, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Asset impairment charge and other (Note 6)			$ 2,775		$ 0	$ 0
Property, plant and equipment, net			70,182		69,775
Proceeds from sales of assets, net of transaction costs			35		3,407	2,398
Amount reclassified to interest expense					(3)
Redeemable non-controlling interest			0		633
Repurchase of Class A Interests			633		0	0
Payments to noncontrolling interests			16		$ 0	$ 0
Keystone XL project-level facility retirement and issuance of Class C interests, before taxes			937
Keystone XL project-level credit facility retirement and issuance of Class C Interests (Note 6)			737
Additional Paid-In Capital
Property, Plant and Equipment [Line Items]
Keystone XL project-level credit facility retirement and issuance of Class C Interests (Note 6)			737
Aggregate transaction value			(394)
Class A Interests | Government of Alberta | Additional Paid-In Capital
Property, Plant and Equipment [Line Items]
Aggregate transaction value			394
Project Level Credit Facility due June 2021 | Line of credit | Keystone XL
Property, Plant and Equipment [Line Items]
Revolving credit facility, borrowing capacity							$ 1,600		$ 4,100
Proceeds from issuance of debt			1,028	$ 849
Keystone XL | Class C Interests | Government of Alberta
Property, Plant and Equipment [Line Items]
Stock issued during period			91
Payments to noncontrolling interests			16
Keystone XL | Liquids Pipelines
Property, Plant and Equipment [Line Items]
Asset impairment charge and other (Note 6)			2,775
Asset impairment charges, net of tax			2,134
Property, plant and equipment, net								$ 175
Repurchase of Class A Interests	$ 633	$ 497
Keystone XL | Liquids Pipelines | Carrying Amount | Power generation and natural gas storage plant, equipment and structures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net								3,301
Keystone XL | Liquids Pipelines | Fair Value
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net								175
Keystone XL | Liquids Pipelines | Fair Value | Power generation and natural gas storage plant, equipment and structures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net			$ 175
Keystone XL | Liquids Pipelines | Fair Value | Under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net								$ 0